Offerings - Offering: 1	Jun. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance under the Lazard, Inc. 2018 Incentive Compensation Plan
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	42.44
Maximum Aggregate Offering Price	$ 1,909,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 263,743.38
Offering Note	(1) This registration statement (this "Registration Statement") is being filed with the Securities and Exchange Commission by Lazard, Inc. (the "Registrant") to register additional shares of Company's common stock, par value $0.01 per share (the "Common Stock"), which may be issued under the Lazard, Inc. 2018 Incentive Compensation Plan (as the same may be further amended from time to time, the "2018 Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Company's Common Stock that become issuable under the 2018 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction pursuant to the anti-dilution provisions of the 2018 Plan. (2) Represents an aggregate of 45,000,000 shares of Common Stock reserved for future issuance under the 2018 Plan. (3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act. Such computation is based on the average of the high and low prices as reported on The New York Stock Exchange on June 11, 2026.